Consolidated statements of financial position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 711,528	$ 591,620
Short-term investments	391,025	0
Accounts receivable	402,350	396,824
Current tax assets	6,996	11,408
Inventories	467,795	949,766
Supplies and prepaid expenses	89,206	149,872
Current portion of long-term receivables, investments and other	13,826	36,089
Total current assets	2,082,726	2,135,579
Property, plant and equipment	3,881,926	4,191,892
Goodwill and intangible assets	65,602	70,012
Long-term receivables, investments and other	751,868	520,073
Investment in equity-accounted investee	230,502	0
Deferred tax assets	1,006,012	861,171
Total non-current assets	5,935,910	5,643,148
Total assets	8,018,636	7,778,727
Current liabilities
Accounts payable and accrued liabilities	224,754	258,405
Current tax liabilities	19,633	20,133
Dividends payable	0	39,579
Current portion of long-term debt	499,599	0
Current portion of other liabilities	79,573	54,370
Current portion of provisions	52,316	38,507
Total current liabilities	875,875	410,994
Long-term debt	996,072	1,494,471
Other liabilities	142,061	126,103
Provisions	1,011,036	875,033
Deferred tax liabilities	0	12,467
Total non-current liabilities	2,149,169	2,508,074
Shareholders' equity
Share capital	1,862,652	1,862,652
Contributed surplus	234,982	224,812
Retained earnings	2,791,321	2,650,417
Other components of equity	104,327	121,407
Total shareholders' equity attributable to equity holders	4,993,282	4,859,288
Non-controlling interest	310	371
Total shareholders' equity	4,993,592	4,859,659
Total liabilities and shareholders' equity	$ 8,018,636	$ 7,778,727